Trade and Other Receivables - Other net receivables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TRADE AND OTHER RECEIVABLES.
Recoveries from insurance companies, Current	$ 20,325	$ 2,011,406
Accounts receivable from employees, Current	13,256,252	10,017,453
Advances to suppliers and creditors, Current	43,102,611	19,864,669
Compensation for central claims Tarapaca and Bocamina, current	5,360,345
Others, Current	7,632,348	11,887,242
Other receivables, Current	69,371,881	43,780,770
Accounts receivable from employees, Non-current	4,442,878	3,308,861
Advances to suppliers and creditors, Non-current	909,661	415,787
Others, Non-current	14,215	9,468
Other receivables, Non-current	$ 5,366,754	$ 3,734,116